Retirement Benefit Plans - Summary of Sensitivity Analysis on Defined Obligations (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in defined obligation due to increase in actuarial assumption	$ (437,529)	$ (14,238)	$ (548,265)
Change in defined obligation due to decrease in actuarial assumption	472,595	15,379	593,980
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in defined obligation due to increase in actuarial assumption	444,815	14,475	538,689
Change in defined obligation due to decrease in actuarial assumption	$ (416,488)	$ (13,553)	$ (503,700)